Debt (AR Securitization) (Details) - CAD ($)		12 Months Ended
	Mar. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust		$ 450,000,000
Extension term	1 year
Proceeds		0	$ 450,000,000
Repayments		0	450,000,000
Outstanding borrowings		$ 0	$ 0